Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt
Components of debt

Facility	Average Interest Rate at March 31, 2013(1)	Fixed or Floating Interest Rate	Maturity	March 31, 2013	December 31, 2012
Corporate Debt
Senior Term Facility	3.75%	Floating	3/2018	$2,120.1	$2,125.5
Senior ABL Facility	2.46%	Floating	3/2016	630.0	195.0
Senior Notes(2)	6.58%	Fixed	10/2018–10/2022	3,900.0	3,650.0
Promissory Notes	6.96%	Fixed	6/2012–1/2028	48.7	48.7
Other Corporate Debt	4.30%	Floating	Various	94.0	88.7
Unamortized Net (Discount) Premium (Corporate)				3.3	3.3
Total Corporate Debt				6,796.1	6,111.2
Fleet Debt
HVF U.S. ABS Program
HVF U.S. Fleet Variable Funding Notes:
HVF Series 2009-1(3)	1.04%	Floating	3/2014	1,950.0	2,350.0
				1,950.0	2,350.0
HVF U.S. Fleet Medium Term Notes
HVF Series 2009-2(3)	5.38%	Fixed	3/2013–3/2015	807.5	1,095.9
HVF Series 2010-1(3)	3.77%	Fixed	2/2014–2/2018	749.9	749.8
HVF Series 2011-1(3)	2.86%	Fixed	3/2015–3/2017	598.0	598.0
HVF Series 2013-1(3)	1.68%	Fixed	8/2016–8/2018	950.0	—
				3,105.4	2,443.7
RCFC U.S. ABS Program
RCFC U.S. Fleet Variable Funding Notes
RCFC Series 2010-3 Notes(3)(4)	1.05%	Floating	12/2013	519.0	519.0
RCFC U.S. Fleet Medium Term Notes
RCFC Series 2011-1 Notes(3)(4)	2.81%	Fixed	2/2015	500.0	500.0
RCFC Series 2011-2 Notes(3)(4)	3.21%	Fixed	5/2015	400.0	400.0
				1,419.0	1,419.0
Donlen ABS Program
Donlen GN II Variable Funding Notes(5)	1.10%	Floating	12/2013	898.1	899.3
Other Fleet Debt
U.S. Fleet Financing Facility	2.96%	Fixed	9/2015	166.0	166.0
European Revolving Credit Facility	2.85%	Fixed	6/2015	127.8	185.3
European Fleet Notes	8.50%	Fixed	7/2015	511.2	529.4
European Securitization(3)	2.49%	Floating	7/2014	237.4	242.2
Hertz-Sponsored Canadian Securitization(3)	2.16%	Floating	6/2013	85.6	100.5

Dollar Thrifty Sponsored Canadian Securitization(3)(4)	2.13%	Floating	8/2014	54.1	55.3
Australian Securitization(3)(6)	4.34%	Floating	12/2014	149.9	148.9
Brazilian Fleet Financing Facility	13.18%	Floating	10/2013	14.2	14.0
Capitalized Leases	4.21%	Floating	Various	350.8	337.6
Unamortized Discount (Fleet)				10.5	12.1
				1,707.5	1,791.3
Total Fleet Debt				9,080.0	8,903.3
Total Debt				$15,876.1	$15,014.5
_______________________________________________________________________________

Note:
For further information on the definitions and terms of our debt, see Note 5 of the Notes to our audited annual consolidated financial statements included in our Form 10-K under the caption "Item 8—Financial Statements and Supplementary Data."

(1)	As applicable, reference is to the March 31, 2013 weighted average interest rate (weighted by principal balance).

(2)
References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of March 31, 2013 and December 31, 2012, the outstanding principal amount for each such series of the Senior Notes is also specified below.

Our debt consists of the following (in millions of dollars):

Facility	Average Interest Rate at December 31, 2012(1)	Fixed or Floating Interest Rate	Maturity	December 31, 2012	December 31, 2011
Corporate Debt
Senior Term Facility	3.75%	Floating	3/2018	$2,125.5	$1,389.5
Senior ABL Facility	2.47%	Floating	3/2016	195.0	—
Senior Notes(2)	6.74%	Fixed	10/2018–10/2022	3,650.0	2,638.6
Promissory Notes	6.96%	Fixed	6/2012–1/2028	48.7	224.7
Other Corporate Debt	4.40%	Floating	Various	88.7	49.6
Unamortized Net (Discount) Premium (Corporate)				3.3	(6.9)
Total Corporate Debt				6,111.2	4,295.5
Fleet Debt
HVF U.S. ABS Program
HVF U.S. Fleet Variable Funding Notes:
HVF Series 2009-1(3)	1.11%	Floating	3/2014	2,350.0	1,000.0
HVF Series 2010-2(3)	N/A	Floating	3/2013	—	170.0
HVF Series 2011-2(3)	N/A	Floating	4/2012	—	175.0
				2,350.0	1,345.0
HVF U.S. Fleet Medium Term Notes
HVF Series 2009-2(3)	5.11%	Fixed	3/2013–3/2015	1,095.9	1,384.3
HVF Series 2010-1(3)	3.77%	Fixed	2/2014–2/2018	749.8	749.8
HVF Series 2011-1(3)	2.86%	Fixed	3/2015–3/2017	598.0	598.0
				2,443.7	2,732.1

RCFC U.S. ABS Program
RCFC U.S. Fleet Variable Funding Notes
RCFC Series 2010-3 Notes(3)(4)	1.06%	Floating	12/2013	519.0	—
RCFC U.S. Fleet Medium Term Notes
RCFC Series 2011-1 Notes(3)(4)	2.81%	Fixed	2/2015	500.0	—
RCFC Series 2011-2 Notes(3)(4)	3.21%	Fixed	5/2015	400.0	—
				1,419.0	—
Donlen ABS Program
Donlen GN II Variable Funding Notes(3)	1.15%	Floating	12/2013	899.3	811.2
Other Fleet Debt
U.S. Fleet Financing Facility	3.27%	Floating	9/2015	166.0	136.0
European Revolving Credit Facility	2.86%	Floating	6/2015	185.3	200.6
European Fleet Notes	8.50%	Fixed	7/2015	529.4	517.7
European Securitization(3)	2.48%	Floating	7/2014	242.2	256.2

Facility	Average Interest Rate at December 31, 2012(1)	Fixed or Floating Interest Rate	Maturity	December 31, 2012	December 31, 2011
Hertz-Sponsored Canadian Securitization(3)	2.16%	Floating	6/2013	100.5	68.3
Dollar Thrifty Sponsored Canadian Securitization(3)(4)	2.13%	Floating	8/2014	55.3	—
Australian Securitization(3)	4.61%	Floating	12/2014	148.9	169.3
Brazilian Fleet Financing Facility	13.07%	Floating	2/2013	14.0	23.1
Capitalized Leases	4.40%	Floating	Various	337.6	363.7
Unamortized Net (Discount) Premium (Fleet)				12.1	(10.9)
				1,791.3	1,724.0
Total Fleet Debt				8,903.3	6,612.3
Total Debt				$15,014.5	$10,907.8
_______________________________________________________________________________

(1)	As applicable, reference is to the December 31, 2012 weighted average interest rate (weighted by principal balance).

(2)
References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of December 31, 2012 and December 31, 2011, the outstanding principal amount for each such series of the Senior Notes is also specified below.

	Outstanding Principal (in millions)
Senior Notes	December 31, 2012	December 31, 2011
8.875% Senior Notes due January 2014	$—	$162.3
7.875% Senior Notes due January 2014	—	276.3	€(213.5)
7.50% Senior Notes due October 2018	700.0	700.0
6.75% Senior Notes due April 2019	1,250.0	1,000.0
5.875% Senior Notes due October 2020	700.0	—
7.375% Senior Notes due January 2021	500.0	500.0
6.25% Senior Notes due October 2022	500.0	—
	$3,650.0	$2,638.6

Schedule of outstanding principal amount for each series of the Senior Notes

	Outstanding Principal (in millions)
Senior Notes	March 31, 2013	December 31, 2012
4.25% Senior Notes due April 2018	$250.0	$—
7.50% Senior Notes due October 2018	700.0	700.0
6.75% Senior Notes due April 2019	1,250.0	1,250.0
5.875% Senior Notes due October 2020	700.0	700.0
7.375% Senior Notes due January 2021	500.0	500.0
6.25% Senior Notes due October 2022	500.0	500.0
	$3,900.0	$3,650.0

(3)
Maturity reference is to the "expected final maturity date" as opposed to the subsequent "legal maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness expect the relevant indebtedness to be repaid. The legal final maturity date is the date on which the relevant indebtedness is legally due and payable.

(4)	RCFC U.S. ABS Program and the Dollar Thrifty-Sponsored Canadian Securitization represent fleet debt acquired in connection with the Dollar Thrifty acquisition on November 19, 2012.

	Outstanding Principal (in millions)
Senior Notes	December 31, 2012	December 31, 2011
8.875% Senior Notes due January 2014	$—	$162.3
7.875% Senior Notes due January 2014	—	276.3	€(213.5)
7.50% Senior Notes due October 2018	700.0	700.0
6.75% Senior Notes due April 2019	1,250.0	1,000.0
5.875% Senior Notes due October 2020	700.0	—
7.375% Senior Notes due January 2021	500.0	500.0
6.25% Senior Notes due October 2022	500.0	—
	$3,650.0	$2,638.6

(3)
Maturity reference is to the "expected final maturity date" as opposed to the subsequent "legal maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness expect the relevant indebtedness to be repaid. The legal final maturity date is the date on which the relevant indebtedness is legally due and payable.

(4)	RCFC U.S. ABS Program and the Dollar Thrifty-Sponsored Canadian Securitization represent fleet debt acquired in connection with the Dollar Thrifty acquisition on November 19, 2012.

Components of maturities of debt

2014	$5,511.2	(including $5,212.0 of other short-term borrowings*)
2015	$1,991.1
2016	$1,101.8
2017	$529.2
2018	$248.1
After 2018	$6,480.9
_______________________________________________________________________________

*
Our short-term borrowings as of March 31, 2013 include, among other items, the amounts outstanding under the Senior ABL Facility, HVF U.S. Fleet Variable Funding Notes, RCFC U.S. Fleet Variable Funding Notes, Donlen GN II Variable Funding Notes, U.S. Fleet Financing Facility, European Revolving Credit Facility, European Securitization, Hertz-Sponsored Canadian Securitization, Dollar Thrifty-Sponsored Canadian Securitization, Australian Securitization, Brazilian Fleet Financing Facility and Capitalized Leases. These amounts are reflected as short-term borrowings, regardless of the facility maturity date, as these facilities are revolving in nature and/or the outstanding borrowings have maturities of three months or less. As of March 31, 2013, short-term borrowings had a weighted average interest rate of 1.8%.

The aggregate amounts of maturities of debt for each of the twelve-month periods ending December 31 (in millions of dollars) are as follows:

2013	$5,744.1	(including $5,244.0 of other short-term borrowings*)
2014	$1,122.1
2015	$1,894.1
2016	$267.1
2017	$219.2
After 2017	$5,752.5
_______________________________________________________________________________

*
Our short-term borrowings as of December 31, 2012 include, among other items, the amounts outstanding under the Senior ABL Facility, HVF U.S. Fleet Variable Funding Notes, RCFC U.S. Fleet Variable Funding Notes, Donlen GN II Variable Funding Notes, U.S. Fleet Financing Facility, European Revolving Credit Facility, European Securitization, Hertz-Sponsored Canadian Securitization, Dollar Thrifty-Sponsored Canadian Securitization, Australian Securitization, Brazilian Fleet Financing Facility and Capitalized Leases. These amounts are reflected as short-term borrowings, regardless of the facility maturity date, as these facilities are revolving in nature and/or the outstanding borrowings have maturities of three months or less. As of December 31, 2012, short-term borrowings had a weighted average interest rate of 1.8%.

Schedule of facilities available for the use of Hertz and its subsidiaries

	Remaining Capacity	Availability Under Borrowing Base Limitation
Corporate Debt
Senior ABL Facility	$751.3	$751.3
Total Corporate Debt	751.3	751.3
Fleet Debt
HVF U.S. Fleet Variable Funding Notes	488.8	—
RCFC U.S. Fleet Variable Funding Notes	81.0	—
Donlen GN II Variable Funding Notes	105.0	—
U.S. Fleet Financing Facility	24.0	—
European Revolving Credit Facility	153.4	—
European Securitization	260.3	—
Hertz-Sponsored Canadian Securitization	111.2	—
Dollar Thrifty-Sponsored Canadian Securitization	93.5	—
Australian Securitization	111.2	—
Capitalized Leases	45.1	10.3
Total Fleet Debt	1,473.5	10.3
Total	$2,224.8	$761.6

As of December 31, 2012, the following facilities were available for the use of Hertz and its subsidiaries (in millions of dollars):

	Remaining Capacity	Availability Under Borrowing Base Limitation
Corporate Debt
Senior ABL Facility	$1,183.7	$1,146.0
Total Corporate Debt	1,183.7	1,146.0
Fleet Debt
HVF U.S. Fleet Variable Funding Notes	88.8	—
RCFC U.S. Fleet Variable Funding Notes	81.0	—
Donlen GN II Variable Funding Notes	105.0	—
U.S. Fleet Financing Facility	24.0	—
European Revolving Credit Facility	105.9	7.9
European Securitization	287.2	—
Hertz-Sponsored Canadian Securitization	100.5	—
Dollar Thrifty-Sponsored Canadian Securitization	95.5	—
Australian Securitization	110.5	—
Capitalized Leases	85.1	27.5
Total Fleet Debt	1,083.5	35.4
Total	$2,267.2	$1,181.4